CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Income (loss) for the year	$ (13,820)	$ 62,118
Items not affecting operating activities:
Interest income received	(1,612)	(211)
Unrealized foreign exchange effect on cash and cash equivalents	3,476	(3,696)
Items not affecting cash:
Change in fair value of fair value through profit or loss assets	(362)	1,832
Share - based payments	2,240	1,821
Deferred income tax recovery	(415)	(3,683)
Depreciation	21	11
Depletion	802	1,732
Interest income, finance charges, net of settlement gains (losses)	(94)	(274)
Gains (losses) in an associated company, net of dilution gains (losses) and loss on derecognition		(80,310)
Writedown of goodwill		1,879
Realized (gain) loss on sale of investments	(61)	217
Impairment of accounts receivable	434
Impairment of royalty interest		7,256
Gain on acquisition and sale of exploration and evaluation assets	(849)	(397)
Option payments - shares received	(150)
Unrealized foreign exchange (gain) loss	(5)	(332)
Cash flows from (used in) operations before changes in working capital	(10,395)	(12,037)
Changes in non-cash working capital items	(3,081)	6,081
Total cash used in operating activities	(13,476)	(5,956)
Cash flows from investing activities
Option payments received	67	229
Interest received on cash and cash equivalents	1,612	211
Distributions from investments, net	4,952	84,247
Proceeds from credit facility and loan repayments received		48,809
Repayment of credit facility and loan distributions		(48,027)
Purchase fair value through profit and loss investments, net	(2,536)	1,084
Purchase fair value through other comprehensive income investments	(4,580)
Notes receivable	(800)
Investments in associated entity		(1,781)
Restricted cash		153
Acquisition of royalty interests	(560)
Purchase and sale of property and equipment, net	(199)	(27)
Reclamation bonds	(288)	72
Total cash provided by (used in) investing activities	(2,332)	84,970
Cash flows from financing activities
Proceeds from Sprott facility		6,298
Repayment of Sprott credit facility		(6,553)
Proceeds from exercise of options	2,103	186
Total cash provided by (used in) financing activities	2,103	(69)
Effect of exchange rate changes on cash and cash equivalents	(3,476)	3,696
Change in cash and cash equivalents	(17,181)	82,641
Cash and cash equivalents, beginning	86,175	3,534
Cash and cash equivalents, ending	$ 68,994	$ 86,175